Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000015080 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
C000015080 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
C000015080 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
C000015080 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000015080 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	77.80%	[1]
C000015080 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015080 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000015080 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000015080 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000015080 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015080 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000015080 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015080 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015080 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.90%	[2]
C000015078 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[3]
C000015078 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[3]
C000015078 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[3]
C000015078 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000015078 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	77.80%	[3]
C000015078 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015078 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000015078 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000015078 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000015078 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015078 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000015078 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015078 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015078 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.90%	[4]
C000015076 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[5]
C000015076 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[5]
C000015076 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[5]
C000015076 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000015076 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	77.80%	[5]
C000015076 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015076 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000015076 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000015076 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000015076 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015076 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000015076 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015076 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015076 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.90%	[6]
C000015185 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000015185 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000015185 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[7]
C000015185 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[7]
C000015185 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%	[7]
C000015185 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[7]
C000015185 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[7]
C000015185 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%	[7]
C000015185 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.70%
C000015185 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015185 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015185 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000015185 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015185 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%
C000015185 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015185 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015185 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.80%
C000015185 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015185 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015185 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000015185 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000015185 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000015185 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000015185 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015185 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%	[8]
C000015185 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015185 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000015187 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000015187 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[9]
C000015187 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[9]
C000015187 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[9]
C000015187 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%	[9]
C000015187 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[9]
C000015187 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[9]
C000015187 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%	[9]
C000015187 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.70%
C000015187 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015187 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015187 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000015187 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015187 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%
C000015187 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015187 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015187 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.80%
C000015187 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015187 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015187 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000015187 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000015187 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000015187 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000015187 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015187 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%	[10]
C000015187 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015187 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000151934 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000151934 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[11]
C000151934 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[11]
C000151934 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[11]
C000151934 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%	[11]
C000151934 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[11]
C000151934 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[11]
C000151934 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%	[11]
C000151934 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.70%
C000151934 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000151934 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000151934 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000151934 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000151934 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%
C000151934 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.30%
C000151934 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000151934 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.80%
C000151934 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000151934 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000151934 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000151934 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000151934 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000151934 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000151934 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000151934 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%	[12]
C000151934 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000151934 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000015189 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000015189 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[13]
C000015189 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[13]
C000015189 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[13]
C000015189 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%	[13]
C000015189 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[13]
C000015189 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[13]
C000015189 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%	[13]
C000015189 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.70%
C000015189 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015189 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015189 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000015189 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015189 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%
C000015189 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015189 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015189 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.80%
C000015189 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015189 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015189 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000015189 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000015189 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000015189 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000015189 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015189 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%	[14]
C000015189 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015189 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%

[1]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[2]	Includes 7.1% of $1,000 Par Preferred and/or Contingent Capital Securities.
[3]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[4]	Includes 7.1% of $1,000 Par Preferred and/or Contingent Capital Securities.
[5]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[6]	Includes 7.1% of $1,000 Par Preferred and/or Contingent Capital Securities.
[7]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.
[8]	Includes 12.7% of $1,000 Par Preferred and/or Contingent Capital Securities.
[9]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.
[10]	Includes 12.7% of $1,000 Par Preferred and/or Contingent Capital Securities.
[11]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.
[12]	Includes 12.7% of $1,000 Par Preferred and/or Contingent Capital Securities.
[13]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.
[14]	Includes 12.7% of $1,000 Par Preferred and/or Contingent Capital Securities.